Schedule of Warrant Outstanding (Details) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total warrants	10,387,720	10,387,720
Public warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	9,000,000	9,000,000
Private placement warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	479,000	479,000
Representative warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	450,000	450,000
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Total warrants	458,720	458,720